Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 105,381	$ 92,038	$ 52,344
Adjustments to reconcile net income to cash from operating activities
Depreciation, amortization and impairment losses	83,793	87,861	88,618
Loss on extinguishment of debt	13,438	2,378	0
Share-based compensation expense (credit)	415	(13,214)	(33,250)
Loss (gain) on sale of other long-lived assets, net	165	1,050	(2,506)
Dividends from equity method investments	3,952	2,329	2,176
Changes in operating assets and liabilities
Change in accounts receivable	(13,479)	(19,595)	32,419
Change in accounts payable	4,957	12,216	(14,161)
Change in inventories	(13,824)	(10,361)	53,180
Change in other assets and liabilities	6,939	(13,379)	(59,199)
Cash flows from operating activities	191,737	141,323	119,621
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(48,327)	(42,391)	(30,492)
Proceeds from disposals of property, plant and equipment and intangible assets	4,218	11,938	14,838
Proceeds from shareholder loan payments	0	2,485	0
Business combinations, net of cash acquired	0	0	(27,389)
Net cash flow used in investing activities	(44,109)	(27,968)	(43,043)
Cash flows from financing activities
Proceeds from issuance of Senior Notes	364,600	0	0
Proceeds from other bank borrowings	509,484	63,560	84,555
Payment of deferred financing cost	(20,577)	0	0
Repayment of bank borrowings	(1,126,632)	(184,771)	(157,835)
Capital increase, net of IPO costs	0	153,254	0
Repayment of capital lease obligations	(274)	(1,084)	(1,103)
Repayment of shareholder loan	0	(6,752)	0
Dividends to noncontrolling interests	(8,552)	(831)	(3,048)
Sale of noncontrolling interest in subsidiary	0	2,034	0
Net cash flow from (used in) financing activities	(281,951)	25,410	(77,431)
Net increase (decrease) in cash and cash equivalents	(134,323)	138,765	(853)
Effect of exchange rate fluctuations on cash held	1,981	2,137	1,972
Cash and cash equivalents at January 1	216,294	75,392	74,273
Cash and cash equivalents at December 31	83,952	216,294	75,392
Income taxes paid	31,555	28,667	42,657
Interest paid	$ 40,674	$ 50,052	$ 45,372